PROPERTY, PLANT AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment acquired	$ 624.9	$ 239.8
Depreciation expense	$ 47.6	$ 26.5	$ 28.5